FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-term Debt (Details)	Nov. 27, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 CHF (SFr)	Dec. 27, 2019	Dec. 11, 2019 USD ($)	Dec. 11, 2019 EUR (€)	Nov. 19, 2019 USD ($)	Nov. 19, 2019 EUR (€)	Aug. 30, 2019 USD ($)	Jul. 16, 2019 USD ($)	Mar. 11, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 19, 2018 USD ($)	Nov. 20, 2018 USD ($)	Apr. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 14,340,000,000
Less current portion of long-term debt		(770,000,000)											$ (1,130,000,000)
Total long-term debt, net of current portion		11,471,000,000											9,316,000,000
Current portion of long-term debt		770,000,000											1,130,000,000
Long-term debt
Disclosure of detailed information about borrowings [line items]
Borrowings		11,375,000,000											10,091,000,000
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total long-term debt, net of current portion		10,605,000,000											8,961,000,000
Corporate Borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		11,022,000,000											9,871,000,000
5.5 billion Revolving Credit Facility, Due in 2023-2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity		5,500,000,000												$ 5,500,000,000		$ 5,500,000,000
Borrowings		0											0
€750 million Unsecured Notes, Due in 2019
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 0											858,000,000
€750 million Unsecured Notes, Due in 2019 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%
500 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000								$ 500,000,000
Borrowings, interest rate										5.125%
Borrowings		$ 0											324,000,000
500 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.13%	5.13%	5.13%
CHF 225 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | SFr				SFr 225,000,000
Borrowings		$ 233,000,000											228,000,000
CHF 225 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%	2.50%
€600 million Unsecured Notes, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 600,000,000
Borrowings, interest rate						2.875%	2.875%
Borrowings		$ 316,000,000				$ 312,000,000	€ 282,000,000						685,000,000
€600 million Unsecured Notes, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.88%	2.88%	2.88%
1.0 billion Unsecured Bonds, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0								$ 1,000,000,000
Borrowings, interest rate										5.25%
Borrowings		$ 0											623,000,000
1.0 billion Unsecured Bonds, Due in 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.25%	5.25%	5.25%
1.5 billion Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000.0
Borrowings, interest rate					5.50%
Borrowings		$ 0											754,000,000
1.5 billion Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.50%	5.50%	5.50%
€500 million Unsecured Notes, Due in 2021
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings, interest rate						3.00%	3.00%
Borrowings		$ 320,000,000				$ 316,000,000	€ 286,000,000						570,000,000
€500 million Unsecured Notes, Due in 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.00%	3.00%	3.00%
€750 million Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 750,000,000
Borrowings		$ 841,000,000											856,000,000
€750 million Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.13%	3.13%	3.13%
1.1 billion Unsecured Notes, Due in 2022
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,100,000,000.0
Borrowings		$ 657,000,000											656,000,000
1.1 billion Unsecured Notes, Due in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.25%	6.25%	6.25%
€500 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 500,000,000
Borrowings		$ 558,000,000											568,000,000
€500 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.95%	0.95%	0.95%
€750 million Unsecured Notes, Due in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 750,000,000					$ 830,000,000	€ 750,000,000
Borrowings, interest rate								1.00%	1.00%
Borrowings		$ 838,000,000											0
€750 million Unsecured Notes, Due in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.00%	1.00%	1.00%
€1 billion Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 1,000,000,000
Borrowings		$ 1,131,000,000											0
€1 billion Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.25%	2.25%	2.25%
750 million Unsecured Notes, Due in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000									$ 750,000,000
Borrowings, interest rate											3.60%
Borrowings		$ 746,000,000											0
750 million Unsecured Notes, Due in 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.60%	3.60%	3.60%
500 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000
Borrowings		$ 498,000,000											497,000,000
500 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.13%	6.13%	6.13%
€750 million Unsecured Notes, Due in 2025
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 750,000,000					$ 830,000,000	€ 750,000,000
Borrowings, interest rate								1.75%	1.75%
Borrowings		$ 834,000,000											0
€750 million Unsecured Notes, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.75%	1.75%	1.75%
750 million Unsecured Notes, Due in 2026
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750,000,000										$ 750,000,000
Borrowings, interest rate												4.55%
Borrowings		$ 745,000,000											0
750 million Unsecured Notes, Due in 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.55%	4.55%	4.55%
500 million Unsecured Notes, Due in 2029
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 500,000,000									$ 500,000,000
Borrowings, interest rate											4.25%
Borrowings		$ 493,000,000											0
500 million Unsecured Notes, Due in 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%	4.25%	4.25%
1.5 billion Unsecured Bonds, Due in 2039
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,500,000,000.0
Borrowings		$ 671,000,000											670,000,000
1.5 billion Unsecured Bonds, Due in 2039 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.00%	7.00%	7.00%
1.0 billion Unsecured Notes, Due in 2041
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,000,000,000.0
Borrowings		$ 428,000,000											428,000,000
1.0 billion Unsecured Notes, Due in 2041 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.75%	6.75%	6.75%
Other Loans, Due in 2021
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 151,000,000											114,000,000
Other Loans, Due in 2021 | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.10%	3.10%	3.10%
Other Loans, Due in 2021 | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.46%	3.46%	3.46%
EIB loan, Due in 2025
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 344,000,000	€ 306,000,000										401,000,000
EIB loan, Due in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.16%	1.16%	1.16%
7.0 billion Term Facility, Due in 2020
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 7,000,000,000.0													$ 7,000,000,000
Borrowings		$ 0											1,000,000,000
7.0 billion Term Facility, Due in 2020 | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.09%	3.09%	3.09%
Other Loans, Due in 2021-2035
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,218,000,000											639,000,000
Other Loans, Due in 2021-2035 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.35%	0.35%	0.35%
Other Loans, Due in 2021-2035 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.06%	4.06%	4.06%
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt		$ (261,000,000)											(69,000,000)
Total long-term debt, net of current portion		866,000,000											355,000,000
Current portion of long-term debt		261,000,000											69,000,000
5.4 billion Revolving Credit Facility, Due in 2024
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 5,400,000,000
Extension term	1 year
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings		81,000,000											84,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 81,000,000											84,000,000
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	0.00%	0.00%
Americas | Other Loans, Fixed/Floating, Due in 2020-2030 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		10.00%	10.00%	10.00%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 272,000,000											136,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 175,000,000											50,000,000
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.80%	3.80%	3.80%
Europe, Asia & Africa | EBRD Facility, Floating, Due in 2024 | Floating interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.10%	4.10%	4.10%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 97,000,000											$ 86,000,000
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.00%	0.00%	0.00%
Europe, Asia & Africa | Other Loans, Fixed/Floating, Due in 2020-2029 | Fixed/Floating interest rates | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		5.80%	5.80%	5.80%